Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

6. INTANGIBLE ASSETS, NET

GOODWILL

Goodwill consist of the following:

	September 30, 2019	December 31, 2018
Hooters Full Service	$3,049,783	$3,335,862
Better Burgers Fast Casual	7,448,848	7,448,848
Just Fresh Fast Casual	-	495,755
	$10,498,631	$11,280,465

The changes in the carrying amount of goodwill are summarized as follows:

	September 30, 2019	December 31, 2018
Beginning Balance	$11,280,465	$12,647,806
Impairment	(495,755)	(1,191,111)
Reclassification to held for sale	(209,794)	-
Foreign currency translation gain (loss)	(76,285)	(176,230)
Ending Balance	$10,498,631	$11,280,465

During the third quarter of 2019, the Company recorded an impairment to the goodwill balance for Just Fresh based on the sale of 100% of the membership interest of JF Restaurants, LLC for $500,000 in November 2019. See additional discussion in the Note 14.

OTHER INTANGIBLE ASSETS

Franchise and trademark/tradename intangible assets consist of the following:

		September 30, 2019	December 31, 2018
Trademark, Tradenames:
Just Fresh	10 years	$868,345	$1,010,000
American Roadside Burger	10 years	1,786,930	1,786,930
BGR: The Burger Joint	Indefinite	1,430,000	1,430,000
Little Big Burger	Indefinite	1,550,000	1,550,000
		5,635,275	5,776,930
Acquired Franchise Rights
BGR: The Burger Joint	7 years	827,757	827,757

Franchise License Fees:
Hooters South Africa*	20 years	-	234,242
Hooters Pacific NW	20 years	74,507	89,507
Hooters UK	5 years	11,976	12,422
		86,483	336,171
Total Intangible assets at cost		6,549,515	6,940,858
Accumulated amortization		(2,069,610)	(1,817,699)
Intangible assets, net		$4,479,905	$5,123,159

	Nine Months Ended
	September 30, 2019	September 30, 2018
Amortization expense	$353,974	$404,054

*Amounts are included in assets held for sale as of September 30, 2019.

6. INTANGIBLE ASSETS, NET

GOODWILL

Goodwill consist of the following at December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
Hooters Full Service	$3,335,862	$4,703,203
Better Burgers Fast Casual	7,448,848	7,448,848
Just Fresh Fast Casual	495,755	495,755
	$11,280,465	$12,647,806

The changes in the carrying amount of goodwill are summarized as follows:

	December 31, 2018	December 31, 2017
Beginning Balance	$12,647,806	$12,405,770
Impairment	(1,191,111)	-
Foreign currency translation gain (loss)	(176,230)	242,036
Ending Balance	$11,280,465	$12,647,806

The Company entered into letters of intent for the sale of its Hooters Nottingham and Hooters Tacoma locations in the first quarter of 2018 and the assets of those operations were reclassified to Assets Held for Sale on the consolidated balance sheet with impairment charges recognized totaling $1.5 million for the year ended December 31, 2018. The impairment charges primarily consisted of impairment of goodwill, net of a reversal of approximately $887,000 of foreign exchange losses previously classified in Other Comprehensive Loss.

The letters of intent for Hooters Nottingham and Hooters Tacoma have expired. Management is continuing to explore potential to sell both locations; however, there is not a specific program underway currently to locate a buyer or that would otherwise indicate that a disposal is imminent. Accordingly, as of September 30, 2018, management determined that it was appropriate to reclassify those locations from held for sale to operating assets. As of December 31, 2018, management believes that the carrying amount of the assets, following the $1.5 million impairment charge, continues to reflect the net realizable value of the properties and that no additional impairment adjustment is warranted at this time.

An evaluation was completed effective December 31, 2018 at which time the Company determined that no additional impairment was necessary for any of the Company’s reporting units.

OTHER INTANGIBLE ASSETS

Franchise and trademark/tradename intangible assets consist of the following at December 31, 2018 and December 31, 2017:

	Estimated Useful Life	December 31, 2018	December 31, 2017
Trademark, Tradenames:
Just Fresh	10 years	$1,010,000	$1,010,000
American Roadside Burger	10 years	1,786,930	1,786,930
BGR: The Burger Joint	Indefinite	1,430,000	1,430,000
Little Big Burger	Indefinite	1,550,000	1,550,000
		5,776,930	5,776,930
Acquired Franchise Rights
BGR: The Burger Joint	7 years	827,757	1,056,000

Franchise License Fees:
Hooters South Africa	20 years	234,242	273,194
Hooters Pacific NW	20 years	89,507	74,507
Hooters UK	5 years	12,422	13,158
		336,171	360,859
Total Intangibles at cost		6,940,858	7,193,789
Accumulated amortization		(1,817,699)	(1,297,057)
Intangible assets, net		$5,123,159	$5,896,732

	Periods Ended
	December 31, 2018	December 31, 2017
Amortization expense	$520,642	$302,879